Expenses and Other Non-Operating Income/(Expense), Net - Schedule Of General And Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses And Other Non Operating Income Expense Net [Abstract]
IT expenses	$ 782,665	$ 1,135,355
Legal and professional expenses	36,486,915	2,274,891
Business development expenses	4,750,430	777,161
Employee salaries and benefits	17,511,920	4,340,558
Consultancy charges	3,662,209	3,249,635
Share-based payments to employees	3,806,361	2,543,621
Share-based payments to related parties	62,611,948	2,306,182
Share-based payments for consultancy	217,365	485,080
Other	1,600,599	874,045
Total	$ 131,430,412	$ 17,986,528